POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ESOP SHARES OUTSTANDING (Details) - shares shares in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Series A Preferred Stock
Allocated	42,044	44,465	45,535
Unallocated	7,228	8,474	9,843
TOTAL	49,272	52,939	55,378
Series B Preferred Stock
Allocated	23,074	22,085	21,278
Unallocated	34,096	35,753	37,300
TOTAL	57,170	57,838	58,578